Events After the Reporting Date (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Jan. 31, 2022	Apr. 03, 2021	Mar. 31, 2021	Jan. 31, 2021	Jan. 18, 2021	May 16, 2019	Mar. 31, 2019
Statement [Line Items]
Common shares issued			6,372,298	1,779,833		316,000	59,524
Restricted Stock Units [Member]
Statement [Line Items]
Common shares issued	2,500
Third Party [Member]
Statement [Line Items]
Common shares issued	155,000	15,000			94,206			10,000
MedMelior [Member]
Statement [Line Items]
Exercise Price		$ 0.10
Gross proceeds		295,000
Director and Officers [Member]
Statement [Line Items]
Settlement and legal provisions expense		$ 313,470
Services Rendered [Member]
Statement [Line Items]
Common shares issued	152,500
Officers [Member]
Statement [Line Items]
Maturity dates	Feb. 28, 2025
Stock options granted	2,100,000
Exercise Price	$ 0.17